Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related-Party Transactions

13.	RELATED–PARTY TRANSACTIONS

On April 10, 2013, the Company entered into a service agreement with its 20% unconsolidated investee, Xun Yun Tian Technologies (Zhejiang). Services provided by the Company include (1.) monthly recurring management services for providing technology, business team formation and training, initial contract solicitation to potential customers, in order to create business opportunities and transactional contracts for RMB 120,000 per month, (2.) non-recurring technical labor service for transferring high-end wireless technology and achieving business contracts which would allow Xun Yun Tian Technologies secure leading wireless technology position in PRC for RMB 1,000,000 every four months. The agreement will expire in October, 2014. As of June 30, 2014, the Company had provided and received service revenue from the investee in an aggregated amount of $404,011, which had been realized and earned for the six-month ended June 30, 2014. Simultaneously, the 20% equity investee, Xun Yun Tian Technologies, had paid and recognized the related R&D expense in amount of RMB 2,470,000 or $402,011 after considering exchange rate of 6.14411. According to ASC 323-10-35-7, intra-company profits and losses shall be eliminated until realized by investor or investee as if the investee were consolidated. Since the amount of revenue and expense had been realized, the Company would not eliminate either profits or losses or assets based on the criteria.

12.	RELATED–PARTY TRANSACTIONS

On April 10, 2013, the Company entered into a service agreement with its 20% unconsolidated investee, Xun Yun Tian Technologies (Zhejiang). Services provided by the Company include (1.) monthly recurring management services for providing technology, business team formation and training, initial contract solicitation to potential customers, in order to create business opportunities and transactional contracts for RMB 120,000 per month (total of RMB 1,200,000 for duration from March 2013 through December 2013) (2.) non-recurring technical labor service for transferring high-end wireless technology and achieving business contracts which would allow Xun Yun Tian Technologies secure leading wireless technology position in PRC for RMB 1,000,000 every four months (total of RMB 2,000,000 for duration from May 2013 through December 2013). The agreement will expire on October, 2014. As of December 31, 2013, the Company had provided and received service revenue from the investee in an aggregated amount of $597,990, which had been realized and earned for the year ended December 31, 2013. Simultaneously, the 20% equity investee, Xun Yun Tian Technologies, had paid and recognized the related R&D expense in amount of RMB 3,540,167 or $571,163 after considering exchange rate of 6.19817. According to ASC 323-10-35-7, intra-company profits and losses shall be eliminated until realized by investor or investee as if the investee were consolidated. Since the amount of revenue and expense had been realized, the Company would not eliminate either profits or losses or assets based on the criteria.